Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 25, 2019	Dec. 31, 2019 USD ($) Vessel Unit Subsidiary	Dec. 31, 2018 USD ($) Vessel Unit Subsidiary	Dec. 31, 2017 USD ($) Subsidiary
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts		$ 0	$ 0
Capitalized interest		$ 0	0
Depreciation method		straight-line
Vessel estimated useful life		30 years
Scrap value of vessels per LWT		$ 400	$ 250
Period between scheduled regulatory drydockings		5 years
Future charter rate assumptions		charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean for each vessel thereafter
Forecast Rate Period following charter expiry		4 years
Number of vessels on which impairment charge is recognized | Vessel		0	3
Property, Plant and Equipment, Net		$ 1,155,586	$ 1,112,766
Vessel impairment charges		$ 0	$ 71,834	$ 87,624
Number of banks holding deposits | Unit		5	8
Number of Reportable Segments | Unit		1
Reverse Stock Split [Member] | Common Shares [Member]
Significant Accounting Policies [Line Items]
Shareholders' Equity Note, Reverse Stock Split	On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight. The Class A common shares and Class B common shares per share amounts disclosed in the consolidated financial statements and notes give effect to the reverse stock split retroactively, for all years presented.
Shareholders' Equity Note, Reverse Stock Split, Conversion Ratio	8
Series B Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Preferred shares dividend rate percentage		8.75%
UNITED KINGDOM
Significant Accounting Policies [Line Items]
Number of subsidiaries owned by the Company | Subsidiary		1	1	1
Principal rate of corporate income tax		19.00%	19.00%	19.00%
Three Vessel Groups [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Net			$ 165,334
Property, Plant, and Equipment, Fair Value Disclosure			93,500
Vessel impairment charges			$ 71,834
Impaired Long-Lived Assets Held and Used, Asset Description			Three vessel groups that are held and used
Impaired Long-Lived Assets Held and Used, Method for Determining Fair Value			The estimated fair value, measured on a non-recurring basis, of the Company’s relevant three vessel groups that are held and used is calculated with the assistance of valuation obtained by third party independent ship brokers. Therefore, the Company has categorized the fair value of these vessels as Level II in the fair value hierarchy.